Deferred Tax Liabilities - Schedule of Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Liabilities [Abstract]
Balance	$ 5,658	$ 5,624	$ 2,661
Acquisition of subsidiaries (note 36)			2,961
Exchange realignment	(13)	34	2
Balance	$ 5,645	$ 5,658	$ 5,624